Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Magnolia Solar Corporation
Cash flows from operating activities:
Net loss attributable to controlling interest			$ (565,941)	$ (573,718)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense			35,962	35,962
Shares of common stock issued for services rendered				9,000
Stock based compensation			31,144	27,684
Common stock issued for payment of interest			240,000	240,000
Changes in assets and liabilities:
Accounts receivable			174,942	41,170
Prepaid expenses			1,417
Accrued expenses			103,219	126,857
Total adjustments			586,684	480,673
Net cash used in operating activities			20,743	(93,045)
Cash flows from financing activities:
NET INCREASE (DECREASE) IN CASH			20,743	(93,045)
Cash - beginning of the period	$ 45,870	$ 25,127	25,127	118,172
Cash - end of the period			45,870	25,127
Cash paid during the period for:
Cash paid for interest
Cash paid for income taxes			912	1,222
SUMMARY OF NONCASH ACTIVITIES:
Stock issued for services rendered				9,000
Stock issued for payment of interest			240,000	240,000
Stock based compensation			31,144	$ 27,684
Ecoark Holdings, Inc.
Cash flows from operating activities:
Net loss attributable to controlling interest	(2,223,000)	(3,018,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	75,000	416,000
Shares of common stock issued for services rendered		231,000
Shares of treasury stock re-issued for services rendered		498,000
Cash acquired in merger transaction	14,000
Change in non-controlling interest on cash	2,000	51,000
Changes in assets and liabilities:
Accounts receivable	(449,000)	(174,000)
Inventory	(66,000)	14,000
Prepaid expenses	5,000	18,000
Other assets	130,000	(20,000)
Accounts payable	152,000	283,000
Accrued expenses	140,000	284,000
Accrued interest	18,000	118,000
Deferred revenue	61,000	(142,000)
Net cash used in operating activities	(2,113,000)	(1,441,000)
Cash flows from investing activities:
Purchases of property and equipment	(49,000)	(8,000)
Net cash used in investing activities	(49,000)	(8,000)
Cash flows from financing activities:
Proceeds from the issuance of common stock, net of fees	9,555,000
Collection of subscription receivable	55,000	31,000
Re-issuance of treasury shares for cash, net of expenses	200,000	149,000
Proceeds from the issuances of debt	185,000
Repayments of debt	(360,000)	(176,000)
Proceeds from the issuances of debt - related parties		250,000
Repayments of debt - related parties	(587,000)	(104,000)
Net cash provided by financing activities	9,048,000	150,000
NET INCREASE (DECREASE) IN CASH	6,886,000	(1,299,000)
Cash - beginning of the period	1,962,000
Cash - end of the period	8,848,000	921,000	$ 1,962,000
Cash paid during the period for:
Cash paid for interest	77,000	90,000
Cash paid for income taxes
SUMMARY OF NONCASH ACTIVITIES:
Intangibles acquired in merger	77,000
Payables assumed in merger	59,000
Treasury stock re-purchased for release of guarantee		$ 393,000